Equity Compensation Plans and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, by Exercise Price Range
options outstanding as of December 31, 2013, are as follows (in thousands, except exercise price and life):

Range of				Weighted-Average	Currently
Exercise Prices			Options	Remaining Life	Exercisable
$10.00	-	$15.00	170	1.8	170
$15.01	-	$20.00	779	1.6	779
$20.01	-	$25.00	13	3.3	4
$35.01	-	$40.00	90	7.4	—
			1,052	2.2	953

Schedule of Stock Options Activity
A summary of stock option activity for the years ended December 31, 2013, 2012 and 2011, is as follows (in thousands, except exercise price):

	2013		2012		2011
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
	Underlying	Exercise	Underlying	Exercise	Underlying	Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	1,635	$18.51	2,109	$16.39	2,292	$14.63
Granted	—	—	—	—	90	39.11
Exercised	(573)	16.12	(474)	9.06	(273)	9.08
Canceled or forfeited	(10)	10.00	—	—	—	—
Outstanding at end of year	1,052	19.90	1,635	18.51	2,109	16.39

Exercisable at end of year	953	18.05	1,512	17.35	1,950	15.48

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
The Company's net income includes the following compensation costs related to share-based compensation arrangements (in thousands):

	Year Ended December 31,
	2013	2012	2011
Gross compensation costs:
Stock options	$158	$134	$112
Nonvested stock	395	1,166	630
Total gross compensation costs	553	1,300	742

Income tax benefits:
Stock options	(55)	(45)	(39)
Nonvested stock	(138)	(217)	(217)
Total income tax benefits	(193)	(262)	(256)

Net compensation expense	$360	$1,038	$486

Tax benefit realized from stock options exercised during the year	$7,805	$5,841	$2,088

Nonvested stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Stock Options Activity
The following table summarizes the nonvested common stock award activity during 2013, 2012 and 2011 (in thousands, except fair value amounts):

	2013		2012		2011
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
		Fair Value		Fair Value		Fair Value
	Underlying	at Date	Underlying	at Date	Underlying	at Date
	Shares	of Grant	Shares	of Grant	Shares	of Grant
Outstanding at beginning of year	153	$39.24	76	$30.74	33	$28.50
Granted	1	51.70	108	43.45	59	31.59
Vested	(8)	32.97	(31)	33.04	(16)	29.26
Canceled or forfeited	(29)	39.49	—	—	—	—
Outstanding at end of year	117	39.91	153	39.24	76	30.74